TAXATION - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 3,206	$ 2,931		$ 3,049
Deferred taxation	50	23	[1]	7	[1]
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred taxation	921	801		847
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	108	107		54
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,037	100		177
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	191	1,180		1,380
Later than five years and not later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,035	956		989
Later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 835	$ 588		$ 449

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.